Leases - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($) Option	Aug. 31, 2016 USD ($) Option	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Lease Disclosure [Line Items]
Rental expense related to the operating leases			$ 155,575	$ 89,369	$ 25,529
Charlotte [Member]
Lease Disclosure [Line Items]
Rental expense related to the operating leases		$ 12,656			$ 2,888
Non-cancellable operating lease expiration period		2021-09
Number of times to renew amended office lease option | Option		2
Operating lease renewal options, renewal term		5 years
Lease annual escalate percentage		2.625%
Charlotte [Member] | Subsequent Event [Member]
Lease Disclosure [Line Items]
Rental expense related to the operating leases	$ 14,683
Number of times to renew amended office lease option | Option	2
Operating lease renewal options, renewal term	5 years
Lease annual escalate percentage	2.00%
Operating lease term	10 years
Operating lease expiration year	2028